Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Trade accounts receivable, gross	$ 437,557	$ 409,198
Reserves for sales deductions:
Chargebacks	(111,308)	(119,090)
Other sales deductions	(52,343)	(53,058)
Customer rebates	(10,708)	(22,498)
Allowance for doubtful accounts	(16,226)	(1,013)
Trade accounts receivable, net	$ 246,972	$ 213,539